--------------------------------------------------------------------------------


SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================






Dear Shareholder:




We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 1999.

The Fund's Money Market Portfolio had 76,392 shareholders and net assets of $1,490,668,173 as of August 31, 1999. The Government Portfolio had 13,760 shareholders and net assets of $841,948,764 as of August 31, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1999
================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Commercial Paper (9.44%)
------------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Bank of America                                                     11/22/99       5.14%        $   9,887,250
     30,000,000  Banque International a Luxembourg                                   09/17/99       5.25            29,930,267
     15,000,000  Daimler-Chrysler N.A.                                               09/07/99       5.18            14,987,125
     31,000,000  Island Finance Puerto Rico, Inc.                                    09/02/99       5.16            30,995,574
     28,050,000  J.P. Morgan Co. Inc.                                                10/15/99       4.92            27,885,440
      7,000,000  Lehman Brothers Holdings Inc.                                       09/10/99       5.25             6,990,900
     20,000,000  Paine Webber Group                                                  09/07/99       5.17            19,982,833
 --------------                                                                                                  -------------
    141,050,000  Total Commercial Paper                                                                            140,659,389
 --------------                                                                                                  -------------
Domestic Certificates of Deposit (3.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Chase Manhattan Bank (USA)                                          10/05/99       4.93%        $  15,000,000
     18,000,000  First Union National Bank                                           09/17/99       5.25            18,000,000
     15,000,000  Northern Trust (k)                                                  09/08/99       5.16            14,999,827
 --------------                                                                                                  -------------
     48,000,000  Total Domestic Certificates of Deposit                                                             47,999,827
 --------------                                                                                                  -------------
Eurodollar Certificates of Deposit (1.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Deutsche Bank A.G.                                                  12/29/99       5.42%        $  25,000,811
 --------------                                                                                                  -------------
     25,000,000  Total Eurodollar Certificates of Deposit                                                           25,000,811
 --------------                                                                                                  -------------
Letter of Credit Commercial Paper (23.01%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Banca Serfin S.A.
                 LOC Barclays Bank PLC                                               11/18/99       5.10%        $  14,842,375
      9,500,000  Banco Bozano Simonsen S.A.
                 LOC Banco Santander                                                 06/16/00       5.85             9,078,451
     22,000,000  Banco de Galicia y Bueno
                 LOC Bayerische HypoVereinsbank, A.G.                                09/22/99       5.25            21,933,010
     20,000,000  China Merchants Bank
                 LOC Credit Suisse First Boston                                      09/24/99       5.20            19,934,194
     13,218,000  Cogentrix of Richmond
                 LOC Banque Paribas                                                  09/24/99       5.30            13,173,411
     20,000,000  CSN Oversea
                 LOC Barclays Bank PLC                                               09/01/99       5.10            20,000,000
     64,000,000  Dean Health System, Inc.
                 LOC Rabobank Nederland                                              09/01/99       5.12            64,000,000
     10,700,000  Demir Funding Corporation
                 LOC Bayerische HypoVereinsbank, A.G.                                10/12/99       5.25            10,636,876

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  Dixie Overseas Ltd.
                 LOC Credit Agricole                                                 09/10/99       5.24%        $  29,960,850
     10,000,000  E D & F Man Finance
                 LOC Rabobank Nederland                                              09/02/99       5.18             9,998,567
     10,000,000  Louis Dreyfus Corproration
                 LOC ABN AMRO Bank N.V.                                              09/03/99       5.17             9,997,139
     27,000,000  Sinochem American
                 LOC ABN AMRO Bank N.V.                                              09/10/99       5.23            26,964,833
     12,000,000  Transportadora de Gas del Sur S.A.
                 LOC Dresdner Bank, A.G.                                             09/22/99       5.20            11,964,020
     25,000,000  Unibanco-Uniao De Bancos Brasilieros
                 LOC Barclays Bank PLC                                               10/20/99       4.92            24,836,667
     12,500,000  Unibanco-Uniao De Bancos Brasilieros
                 LOC Barclays Bank PLC                                               10/21/99       4.93            12,416,580
     25,000,000  Unibanco-Uniao De Bancos Brasilieros
                 LOC Westdeutsche Landesbank                                         07/13/00       6.06            23,739,511
      8,500,000  Vermont Yankee Nuclear Power Company
                 LOC Societe Generale                                                09/09/99       5.25             8,490,140
     11,000,000  Vermont Yankee Nuclear Power Company
                 LOC Societe Generale                                                09/13/99       5.27            10,980,750
 --------------                                                                                                  -------------
    345,418,000  Total Letter of Credit Commercial Paper                                                           342,947,374
 --------------                                                                                                  -------------
Loan Participations (3.35%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Boeing Capital Corporation with Chase Manhattan Bank (g)            02/14/00       5.32%        $  15,000,000
     15,000,000  Equitable Life Assurance Society with Chase Manhattan Bank (l)      03/20/00       5.21            15,000,000
     20,000,000  Mount Vernon Phenol Plant Partnership with Chase Manhattan Bank (l)
                 Guaranteed by General Electric Company                              05/17/00       5.51            20,000,000
 --------------                                                                                                  -------------
     50,000,000  Total Loan Participations                                                                          50,000,000
 --------------                                                                                                  -------------
Master Notes (7.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $   40,000,000  GMAC Mortgage Corp. (d)                                             09/01/99       5.15%        $  40,000,000
     20,000,000  The Goldman Sachs Group L.P. (a)                                    10/19/99       5.47            20,000,000
     45,000,000  Williamette Industries Incorporated (b)                             06/16/00       5.25            45,000,000
 --------------                                                                                                  -------------
    105,000,000  Total Master Notes                                                                                105,000,000
 --------------                                                                                                  -------------



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999
================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Medium Term Notes (2.35%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  The Bear Stearns Companies Inc. (e)                                 06/07/00       5.20%        $  20,000,000
     15,000,000  Goldman Sachs Group Inc.                                            08/07/00       6.00            15,000,000
 --------------                                                                                                  -------------
     35,000,000  Total Medium Term Notes                                                                            35,000,000
 --------------                                                                                                  -------------

Other Notes (22.01%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Allegheny Co, PA (Union Electric Steel Corp.) (c)
                 LOC PNC Bank, N.A.                                                  11/01/27       5.45%        $   5,000,000
      4,120,000  American West Michigan Property Taxable Municipal IDRB (c)
                 LOC Comerica Bank                                                   12/01/25       5.60             4,120,000
      1,675,000  B & V Land Company, L.L.C. (c)
                 LOC First Michigan Bank                                             09/01/27       5.60             1,675,000
      3,860,000  Bollman Capital, L.L.C. - Series 1996A (c)
                 LOC First of America/Michigan National Bank                         12/15/26       5.60             3,860,000
      2,440,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (c)
                 LOC National City Bank, Northwest                                   08/01/08       5.41             2,440,000
      3,000,000  California PCFA Environmental Improvement Bonds
                 (Shell Oil Company Project) (c)                                     06/01/38       5.32             3,000,000
      5,330,000  Capital One Funding Corporation
                 Floating Rate Option Notes - Series 1997D (c)
                 LOC Bank One Ohio                                                   07/02/18       5.47             5,330,000
      2,290,000  Carriage Inn Retirement Community of Cadiz, Inc. - Series 1996 (c)
                 LOC Key Bank, N.A.                                                  10/01/17       5.39             2,290,000
      2,655,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (c)
                 LOC Key Bank, N.A.                                                  10/01/16       5.39             2,655,000
     15,000,000  Caterpillar Financial Services Corporation (h)                      07/01/00       5.31            15,000,000
      1,500,000  Cedar Works Project (c)
                 LOC FirstStar Bank                                                  05/01/09       5.46             1,500,000
     13,000,000  City and County of San Francisco (c)
                 LOC Bayerische HypoVereinsbank, A.G.                                07/01/34       5.35            13,000,000
      1,795,000  Community Ltd. Care (c)
                 LOC Fifth Third Bank                                                12/01/12       5.44             1,795,000
      2,600,000  Crownover Lumber Co. (c)
                 LOC Fifth Third Bank                                                09/01/08       5.44             2,600,000
      2,250,000  Defiance Metal Products Company (c)
                 LOC National City Bank, Northwest                                   09/01/09       5.38             2,250,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    6,840,000  Dickenson Press, Inc. - Series 1997 (c)
                 LOC First Michigan Bank                                             01/01/27       5.60%        $   6,840,000
      1,800,000  Dormont Manufacturing Company, Inc. (c)
                 LOC PNC Bank, N.A.                                                  03/01/08       5.20             1,800,000
      4,700,000  DP Fox Capital, L.L.C. (c)
                 LOC Michigan National Bank                                          05/01/28       5.60             4,700,000
      7,000,000  Ferriot Inc. Project (c)
                 LOC FirstMerit Bank                                                 04/01/20       5.46             7,000,000
      4,645,000  First Metropolitan Title Company (c)
                 LOC Michigan National Bank                                          05/01/22       5.48             4,645,000
     25,000,000  First Union National Bank of North Carolina (i)                     07/17/00       5.49            25,000,000
      2,800,000  Gesmundo & Associates, Inc. (c)
                 LOC National City Bank, Northwest                                   08/15/27       5.35             2,800,000
      3,400,000  The Goldman Sachs Group L.P.                                        06/15/00       5.15             3,425,350
      3,835,000  Grand Valley Limited Partnership (c)
                 LOC National City Bank, Northwest                                   06/01/27       5.35             3,835,000
      2,920,000  Greensboro, NC Public Improvement - Series C (c)                    04/01/14       5.35             2,920,000
      4,440,000  Growth Properties I, Ltd. L.P. 1997 (c)
                 LOC Columbus Bank & Trust Company                                   08/01/12       5.45             4,440,000
      6,000,000  Illinois Health Facilities (Loyola University) (c)
                 Insured by MBIA Insurance Corp.                                     07/01/24       5.35             6,000,000
     10,800,000  Illinois Student Assistance Commission (c)
                 Insured by MBIA Insurance Corp.                                     09/01/32       5.31            10,800,000
        845,000  Jake Sweeney Automotive, Inc. (c)
                 LOC FirstStar Bank                                                  04/01/05       5.41               845,000
     15,000,000  John Hancock Mutual Life Insurance Company (j)                      08/19/05       5.53            15,000,000
      1,635,000  KBL Capital Fund, Inc. (c)
                 LOC Old Kent Bank & Trust Co.                                       07/01/15       5.50             1,635,000
      3,680,000  LKWP Investments, L.L.C. (c)
                 LOC First Michigan Bank                                             03/01/27       5.45             3,680,000
      3,795,000  Labelle Capital Funding - Series A (c)
                 LOC First of America/Michigan National Bank                         09/01/26       5.50             3,795,000
      4,850,000  Lam Funding, L.L.C. (c)
                 LOC First of America                                                12/15/27       5.35             4,850,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999
================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    1,650,000  Machining Center (c)
                 LOC Comerica Bank                                                   10/01/27       5.60%        $   1,650,000
      2,320,000  Maryland Health & Higher Education Finance Authority
                 (Glen Meadows Retirement Community) (c)
                 LOC First Union National Bank                                       07/01/29       5.40             2,320,000
      1,815,000  Miami Valley Realty Associates (c)
                 LOC Key Bank, N.A.                                                  06/01/12       5.44             1,815,000
        965,000  Mt. Carmel East Professional Office Building - Series 1994 (c)
                 LOC National City Bank, Northwest                                   01/01/14       5.38               965,000
      1,455,000  Mt. Carmel Partnership Project (c)
                 LOC National City Bank, Northwest                                   08/01/14       5.38             1,455,000
      3,575,000  Mobile Airport (c)
                 LOC Regions Bank                                                    10/01/24       5.35             3,575,000
      2,575,000  Mubea, Inc. Project (c)
                 LOC Fifth Third Bank                                                12/01/04       5.38             2,575,000
     15,860,000  Nebraska Public Power - Series B
                 LOC Bank of America/Toronto Dominion/
                 Bank of Nova Scotia/Commerzbank                                     09/08/99       5.16            15,860,000
      4,665,000  New Federal Cold Storage (c)
                 LOC National City Bank, PA                                          11/01/12       5.38             4,665,000
     18,400,000  New York State HFA (250 West 50th Street Project) (c)
                 Insured by Federal National Mortgage Association                    05/01/29       5.35            18,400,000
      1,025,000  Ohio Metallurgical Services Inc. (c)
                 LOC FirstMerit Bank                                                 10/01/04       5.46             1,025,000
      3,520,000  Opportunity Aviation, Ltd. Project (c)
                 LOC National City Bank, Northwest                                   12/02/02       5.38             3,520,000
      9,450,000  PRD Financial L.L.C. (c)
                 LOC First of America                                                04/01/27       5.35             9,450,000
      1,200,000  Pennsylvania EDFA (Southstar Canal Road Ltd) (c)
                 LOC PNC Bank, N.A.                                                  12/01/10       5.45             1,200,000
      8,100,000  Polar Plastics, Inc. (c)
                 LOC PNC Bank, N.A.                                                  08/01/17       5.34             8,100,000
      8,930,000  Riverside County, CA (Bankruptcy Courthouse) (c)
                 LOC Commerzbank, A.G.                                               11/01/27       5.35             8,930,000
      2,200,000  SSM Health Care Systems - Series 1995D (c)
                 Insured by MBIA Insurance Corp.                                     06/01/24       5.53             2,200,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    3,025,000  Sacramento County Housing Authority
                 (Hidden Oaks Apartments) - Series 1999 (c)
                 Guaranteed by Federal National Mortgage Association                 05/15/29       5.40%        $   3,025,000
      4,500,000  Seven Z Enterprises (f)
                 LOC PNC Bank, N.A.                                                  06/03/13       5.20             4,500,000
      1,900,000  Soaring Eagle Partners L.P. (c)
                 LOC PNC Bank, N.A.                                                  10/01/12       5.34             1,900,000
      2,815,000  Sojourn Project (c)
                 LOC FirstMerit Bank                                                 07/01/12       5.46             2,815,000
      1,860,000  UAI Technologies, Inc. - Series 1998 (c)
                 LOC First Union National Bank                                       05/01/18       5.40             1,860,000
      1,695,000  Valley City Linen Co. (c)
                 LOC First Michigan Bank                                             02/15/02       5.60             1,695,000
     11,620,000  Washington State HFC (Country Manor One Project) (c)
                 LOC U.S. Bank of Washington                                         01/01/12       5.45            11,620,000
      2,000,000  Willingboro Township, NJ BAN                                        10/01/99       4.93             2,000,447
      4,440,000  Windsor Medical Center, Inc. (c)
                 LOC FirstMerit Bank                                                 12/03/18       5.46             4,440,000
     20,000,000  Winston Salem, NC COPS                                              09/02/99       5.25            20,000,000
      1,400,000  Wulfeck Family Partnership Project (c)
                 LOC FirstStar Bank                                                  09/01/17       5.41             1,400,000
      4,665,000  Zylstra Funding, Inc. (c)
                 LOC First Michigan Bank                                             06/01/27       5.60             4,665,000
 --------------                                                                                                  -------------
    328,125,000  Total Other Notes                                                                                 328,150,797
 --------------                                                                                                  -------------
Repurchase Agreement, Overnight (4.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $   61,000,000  The Goldman Sachs Group L.P. (Collateralized by $74,850,892,
                 GNMA, 5.371% to 6.500%, due 07/20/25 to 12/15/28)                   09/01/99       5.48%        $  61,000,000
 --------------                                                                                                  -------------
     61,000,000  Total Repurchase Agreement, Overnight                                                              61,000,000
 --------------                                                                                                  -------------

Short Term Bank Notes (3.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Bank of America                                                     10/08/99       5.21%        $  20,000,000
     15,000,000  Bank of America                                                     12/30/99       5.00            15,000,000
     20,000,000  Bank of America                                                     01/18/00       5.02            19,998,532
 --------------                                                                                                  -------------
     55,000,000  Total Short Term Bank Notes                                                                        54,998,532
 --------------                                                                                                  -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999
================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Time Deposits (10.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  Bank One                                                            09/01/99       5.57%       $   50,000,000
     60,000,000  Toronto Dominion Bank                                               09/01/99       5.56            60,000,000
     40,000,000  Westdeutsche Landesbank                                             09/01/99       5.56            40,000,000
 --------------                                                                                                 --------------
    150,000,000  Total Time Deposits                                                                               150,000,000
 --------------                                                                                                 --------------
Yankee Certificates of Deposit (9.73%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Banque Nationale De Paris                                           12/21/99       5.41%       $   15,000,000
     20,000,000  Bayerische HypoVereinsbank                                          05/04/00       5.23            19,992,863
     15,000,000  Commerzbank A.G.                                                    01/10/00       5.02            14,999,481
     10,000,000  Commerzbank A.G.                                                    02/25/00       5.20             9,996,757
     15,000,000  Commerzbank A.G.                                                    05/18/00       5.32            14,994,861
     15,000,000  Deutsche Bank A.G.                                                  05/22/00       5.40            14,995,830
     15,000,000  Toronto Dominion Bank                                               12/29/99       5.09            14,999,529
     25,000,000  Unibank A/S                                                         12/23/99       5.44            25,000,770
     15,000,000  Union Bank of Switzerland                                           01/13/00       5.10            14,998,938
 --------------                                                                                                 --------------
    145,000,000  Total Yankee Certificates of Deposit                                                              144,979,029
 --------------                                                                                                 --------------
                 Total Investments (99.67%) (Cost $1,485,735,759+)                                               1,485,735,759
                 Cash and Other Assets, Net of Liabilities (0.33%)                                                   4,932,414
                                                                                                                --------------
                 Net Assets (100.00%)                                                                           $1,490,668,173
                                                                                                                ==============
                 Net Assets Value, offering and redemption price per share:
                 Class A Shares, 1,194,797,526 shares outstanding (Note 3)                                      $         1.00
                                                                                                                ==============
                 Class B Shares,   297,590,927 shares outstanding (Note 3)                                      $         1.00
                                                                                                                ==============


                +  Aggregate cost for federal income tax purposes is identical.













--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:


(a) The interest rate is adjusted daily based on opening Federal Funds effective rate + 0.10% (daily put).

(b) The interest rate is adjusted monthly based on 1 month LIBOR + 0.05% (7 day put).

(c) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(d)  The interest rate is adjusted monthly based on 1 month LIBOR (7 day put).

(e)  The interest rate is adjusted monthly based on 1 month LIBOR - 0.03%.

(f) The security can be put on the first business day of the month at par. Interest is adjusted weekly.

(g) The interest rate is adjusted quarterly based on 3 month LIBOR + 3 basis points.

(h)  The interest rate is adjusted quarterly based on 3 month LIBOR - 0.07%.

(i)  The interest rate is adjusted daily based on prime - 2.76%.

(j) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity

(k)  The interest rate is adjusted monthly based on 1 month LIBOR - 0.05%.

(l)  The interest rate is adjusted quarterly based on 3 month LIBOR + .05%


KEY:


     BAN       =   Bond Anticipation Note                         HFC      =    Housing Finance Corporation
     COPS      =   Certificates of Participation                  IDRB     =    Industrial Development Revenue Bonds
     EDFA      =   Education Development Finance Authority        LOC      =    Letter of Credit
     HFA       =   Hospital Finance Authority                     PCFA     =    Pollution Control Finance Authority








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1999
================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Repurchase Agreements, Overnight (66.40%)
------------------------------------------------------------------------------------------------------------------------------------
 $   40,000,000  CIBC World Market Corp. (Collateralized by $41,665,000,
                 U.S. Treasury Bill, due 09/15/99, U.S. Treasury Bond, 5.500%,
                 due 08/15/28, U.S. Treasury Notes, 5.375% to 6.375%,
                 due 07/31/00 to 09/30/01)                                           09/01/99       5.41%       $   40,000,000
     24,000,000  Fuji Bank, Ltd. (Collateralized by $24,225,000,
                 U.S. Treasury Note, 5.750%, due 04/30/03)                           09/01/99       5.40            24,000,000
     40,000,000  The Goldman Sachs Group L.P. (Collateralized by $88,834,291,
                 GNMA, 6.000% to 6.375%, due 02/20/26 to 04/20/29)                   09/01/99       5.48            40,000,000
     40,000,000  Morgan (JP) Securities, Inc. (Collateralized by $43,360,320,
                 GNMA, 6.500%, due 10/15/28 to 08/15/29)                             09/01/99       5.45            40,000,000
    205,000,000  Morgan Stanley & Company, Inc. (Collateralized by $336,339,686,
                 GNMA, 5.500% to 10.000% due 11/15/09 to 08/30/29)                   09/01/99       5.44           205,000,000
    210,000,000  Soloman Smith Barney, Inc. (Collateralized by $232,812,506,
                 GNMA GNRM, 6.000% to 6.250%, due 02/20/24 to 07/16/26)              09/01/99       5.47           210,000,000
 --------------                                                                                                 --------------
    559,000,000  Total Repurchase Agreements, Overnight                                                            559,000,000
 --------------                                                                                                 --------------
U.S. Government Obligations (33.29%)
------------------------------------------------------------------------------------------------------------------------------------

 $  115,000,000  U.S. Treasury Bills                                                 09/15/99       5.18%       $  114,769,039
     10,000,000  U.S. Treasury Notes, 5.75%                                          09/30/99       4.61            10,007,772
     10,000,000  U.S. Treasury Notes, 5.875%                                         02/15/00       4.88            10,037,866
     45,000,000  U.S. Treasury Notes, 5.50%                                          02/29/00       4.64            45,147,801
     30,000,000  U.S. Treasury Notes, 6.375%                                         05/15/00       4.66            30,294,317
     30,000,000  U.S. Treasury Notes, 5.50%                                          05/31/00       4.87            30,090,044
     10,000,000  U.S. Treasury Notes, 5.875%                                         06/30/00       4.98            10,051,539
     10,000,000  U.S. Treasury Notes, 5.375%                                         07/31/00       5.23             9,992,422
     20,000,000  U.S. Treasury Notes, 5.125%                                         08/31/00       5.35            19,921,895
 --------------                                                                                                 --------------
    280,000,000  Total U.S. Government Obligations                                                                 280,312,695
 --------------                                                                                                 --------------
                 Total Investments (99.69%) (Cost $839,312,695+)                                                   839,312,695
                 Cash and Other Assets, Net of Liabilities (0.31%)                                                   2,636,069
                                                                                                                --------------
                 Net Assets (100.00%)                                                                           $  841,948,764
                                                                                                                ==============
                 Net assets value, offering and redemption price per share:
                 Class A Shares, 723,951,701 shares outstanding (Note 3)                                        $         1.00
                                                                                                                ==============
                 Class B Shares, 117,995,700 shares outstanding (Note 3)                                        $         1.00
                                                                                                                ==============
                 Class TRA Shares,     1,363 shares outstanding (Note 3)                                        $         1.00
                                                                                                                ==============

                 +  Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 1999

================================================================================


                                                                                Money Market          U.S. Government
                                                                                  Portfolio               Portfolio
                                                                                ------------          ---------------
 INVESTMENT INCOME
 Income:
    Interest..............................................................  $        73,593,566     $       44,953,740
                                                                            -------------------     ------------------
 Expenses: (Note 2)
    Investment management fee.............................................            4,153,608              2,351,952
    Administration fee....................................................            2,983,956              1,923,140
    Distribution fee (Class A)............................................            2,797,974              1,956,474
    Custodian expenses....................................................              122,115                 97,312
    Shareholder servicing and related shareholder expenses................            2,504,608              1,089,410
    Legal, compliance and filing fees.....................................              245,934                137,824
    Audit and accounting..................................................              115,226                 83,910
    Directors' fees ......................................................               27,161                 15,161
    Miscellaneous.........................................................               60,813                 33,515
                                                                            -------------------     ------------------
        Total expenses....................................................           13,011,395              7,688,698
        Less:
           Expenses paid indirectly.......................................  (               494)    (              433)
                                                                            -------------------     ------------------
                Net expenses..............................................           13,010,901              7,688,265
                                                                            -------------------     ------------------
 Net investment income....................................................           60,582,665             37,265,475

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments..................................              441,016               -0-
                                                                            -------------------     ------------------
 Increase in net assets from operations...................................  $        61,023,681     $       37,265,475
                                                                            ===================     ==================





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1999 AND 1998
================================================================================



                                                   Money Market Portfolio               U.S. Government Portfolio
                                             ----------------------------------     --------------------------------
                                                  1999                1998               1999               1998
                                             --------------     --------------      --------------    --------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
  Net investment income..................    $   60,582,665     $   56,795,811      $   37,265,475    $   37,915,374
  Net realized gain (loss) on investments           441,016             69,854            -0-                -0-
                                             --------------     --------------      --------------    --------------
  Increase in net assets from operations.        61,023,681         56,865,665          37,265,475        37,915,374
 Dividends to shareholders:
  Net investment income
    Class A..............................    (   47,165,724)    (   43,410,231)     (   31,513,153)   (   33,787,099)
    Class B..............................    (   13,831,208)    (   13,154,934)     (    5,752,312)   (    4,128,275)
    TRA Class ...........................          --                  --           (           10)         --
 Capital share transactions (Note 3):
    Class A..............................       208,077,785        184,183,496      (   28,545,156)       16,916,289
    Class B..............................         1,009,945         28,629,584          47,828,021         1,200,649
    TRA Class............................          --                  --                    1,363           --
                                             --------------     --------------      --------------    --------------
    Total increase (decrease)............       209,114,479        213,113,580          19,284,228        18,116,938
 Net assets:
    Beginning of year....................     1,281,553,694      1,068,440,114         822,664,536       804,547,598
                                             --------------     --------------      --------------    --------------
    End of year (including undistributed
      net investment income of $0
      and $414,267 for the Money Market
      Portfolio).........................    $1,490,668,173     $1,281,553,694      $  841,948,764    $  822,664,536
                                             ==============     ==============      ==============    ==============














--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has two classes of stock authorized, Class A and Class B. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares and TRA Class represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended August 31, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares and the TRA Class of the U.S. Government Portfolio, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $1,269,996 and $457,961 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $494 and $433 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.

At August 31, 1999, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,492,388,453 and $841,948,764, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                    U.S. Government Portfolio
                                    ----------------------------------------    -----------------------------------------
                                        Year Ended              Year Ended          Year Ended            Year Ended
                                          8/31/99                 8/31/98             8/31/99               8/31/98
 Class A                               --------------         --------------       --------------        --------------
 Sold................................   1,028,092,330            957,881,430          621,528,982           867,760,740
 Issued on reinvestment of dividends.      43,548,412             39,324,620           30,916,396            32,991,750
 Redeemed............................  (  863,562,957)        (  813,022,554)      (  680,990,534)       (  883,836,201)
                                       --------------         --------------       --------------        --------------
 Net increase (decrease).............     208,077,785            184,183,496       (   28,545,156)           16,916,289
                                       ==============         ==============       ==============        ==============

 Class B
 Sold................................     805,603,469            897,301,951          491,585,714           494,551,691
 Issued on reinvestment of dividends.      13,525,260             12,863,930            4,996,507             3,422,930
 Redeemed............................  (  818,118,784)        (  881,536,297)      (  448,754,200)       (  496,773,972)
                                       --------------         --------------       --------------        --------------
 Net increase (decrease).............       1,009,945             28,629,584           47,828,021             1,200,649
                                       ==============         ==============       ==============        ==============

                                                                                  July 12, 1999
                                                                             (Commencement of Sales)
                                                                                 August 31, 1999
                                                                                 ---------------
 TRA Class
 Sold................................                                                       2,363
 Issued on reinvestment of dividends.                                                          12
 Redeemed............................                                              (        1,012)
                                                                                   --------------
 Net increase (decrease).............                                                       1,363
                                                                                   ==============

4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 1999 amounted to $1,720,280. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights.

                                                                          Money Market Portfolio
                                                                           Year Ended August 31,
 CLASS A                                           -----------------------------------------------------------------------
 -------                                              1999           1998           1997            1996           1995
                                                   ---------       ---------      ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   ---------       ---------      ---------      ---------       ---------
 Income from investment operations:
    Net investment income.......................       0.042           0.047          0.046          0.047           0.047
 Less distributions:
    Dividends from net investment income........   (   0.042)      (   0.047)     (   0.046)     (   0.047)      (   0.047)
                                                   ---------       ---------      ---------      ---------       ---------
 Net asset value, end of year...................   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   =========       =========      =========      =========       =========
 Total Return...................................       4.30%           4.80%          4.66%          4.71%           4.82%(a)
 Ratios/Supplemental Data
 Net assets, end of year (000)..................   $1,193,420      $  985,377     $  801,001     $  756,094      $  661,795
 Ratios to average net assets:
    Expenses (includes expenses paid indirectly)       0.99%           0.97%          0.99%          0.98%           0.88%
    Net investment income.......................       4.19%           4.57%          4.57%          4.63%           4.75%
    Management, administration and
      shareholder servicing fees waived.........       0.00%           0.02%          0.00%          0.02%           0.13%
    Expenses paid indirectly....................       0.00%           0.00%          0.01%          0.01%           0.00%

                                                                          Money Market Portfolio
                                                                           Year Ended August 31,
 CLASS B                                           -----------------------------------------------------------------------
 -------                                              1999           1998           1997            1996           1995
                                                   ---------       ---------      ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   ---------       ---------      ---------      ---------       ---------
 Income from investment operations:
    Net investment income.......................       0.046           0.050          0.049          0.049           0.050
 Less distributions:
    Dividends from net investment income........   (   0.046)      (   0.050)     (   0.049)     (   0.049)      (   0.050)
                                                   ---------       ---------      ---------      ---------       ---------
 Net asset value, end of year...................   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   =========       =========      =========      =========       =========
 Total Return...................................       4.67%           5.16%          5.01%          5.00%           5.08%(a)
 Ratios/Supplemental Data
 Net assets, end of year (000)..................   $  297,248      $  296,177     $  267,439     $  219,810      $  217,877
 Ratios to average net assets:
    Expenses (includes expenses paid indirectly)       0.64%           0.62%          0.66%          0.70%           0.62%
    Net investment income.......................       4.55%           5.07%          4.90%          4.91%           4.90%
    Management, administration and
      shareholder servicing fees waived.........       0.00%           0.02%          0.00%          0.02%           0.13%
    Expenses paid indirectly....................       0.00%           0.00%          0.01%          0.01%           0.00%

    (a)   Includes  the  effect  of a  capital  contribution  from the  Manager.
          Without the capital contribution, the total return would have been 3.42% for Class A and 3.69% for Class B.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                        U.S. Government Portfolio
                                                                           Year Ended August 31,
 CLASS A                                           -----------------------------------------------------------------------
 -------                                              1999           1998           1997            1996           1995
                                                   ---------       ---------      ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   ---------       ---------      ---------      ---------       ---------
 Income from investment operations:
    Net investment income.......................       0.040           0.047          0.046          0.047           0.048
 Less distributions:
    Dividends from net investment income........   (   0.040)      (   0.047)     (   0.046)     (   0.047)      (   0.048)
                                                   ---------       ---------      ---------      ---------       ---------
 Net asset value, end of year...................   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   =========       =========      =========      =========       =========
 Total Return...................................       4.10%           4.82%          4.73%          4.81%           4.93%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................   $  723,952      $  752,497     $  735,581     $  666,620      $  469,592
 Ratios to average net assets:
    Expenses....................................       0.89%           0.87%          0.81%          0.81%           0.80%
    Net investment income.......................       4.03%           4.71%          4.61%          4.68%           4.83%

                                                                        U.S. Government Portfolio
                                                                           Year Ended August 31,
 CLASS B                                           -----------------------------------------------------------------------
 -------                                              1999           1998           1997            1996           1995
                                                   ---------       ---------      ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   ---------       ---------      ---------      ---------       ---------
 Income from investment operations:
    Net investment income.......................       0.043           0.050          0.049          0.050           0.051
 Less distributions:
    Dividends from net investment income........   (   0.043)      (   0.050)     (   0.049)     (   0.050)      (   0.051)
                                                   ---------       ---------      ---------      ---------       ---------
 Net asset value, end of year...................   $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                   =========       =========      =========      =========       =========
 Total Return...................................       4.44%           5.15%          5.00%          5.07%           5.19%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................   $  117,996      $   70,168     $   68,967     $  126,169      $  306,799
 Ratios to average net assets:
    Expenses....................................       0.56%           0.55%          0.55%          0.56%           0.55%
    Net investment income.......................       4.32%           5.03%          4.86%          5.04%           5.20%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                               U.S. Government Portfolio
                                               -------------------------
                                                     July 12, 1999
                                                (Commencement of Sales)
TRA CLASS                                           August 31, 1999
---------                                           ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........     $    1.00
                                                     ------------
 Income from investment operations:
    Net investment income.......................          0.006
 Less distributions:
    Dividends from net investment income........     (    0.006  )
                                                      -----------
 Net asset value, end of period.................     $    1.00
                                                     ============
 Total Return...................................          4.33%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................     $       1
 Ratios to average net assets:
    Expenses....................................          0.73%*
    Net investment income.......................          4.25%*


 *  Annualized
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To the Board of Directors and Shareholders of Short Term Income Fund, Inc.


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.








PricewaterhouseCoopers LLP
New York, New York
September 30, 1999








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SHORT TERM INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================





On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.























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
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SHORT TERM
INCOME
FUND, INC.















                                  Annual Report
                                 August 31, 1999









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
--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF899A


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